   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 1995


                                                 SECURITIES ACT FILE NO. 2-64685
                                        INVESTMENT COMPANY ACT FILE NO. 811-2928
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 20                      [x]
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]
                                AMENDMENT NO. 20                             [x]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------


              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.



             (FORMERLY, 'KIDDER, PEABODY CASH RESERVE FUND, INC.')
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                            ------------------------



              1285 AVENUE OF THE AMERICAS
                   NEW YORK, NEW YORK                           10019
        (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)               (ZIP CODE)



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 713-2000



                           DIANNE E. O'DONNELL, ESQ.
                    MITCHELL HUTCHINS ASSET MANAGEMENT INC.
                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:

                              LEWIS G. COLE, ESQ.
                           STROOCK & STROOCK & LAVAN
                                7 HANOVER SQUARE
                         NEW YORK, NEW YORK 10004-2696

     IT  IS PROPOSED THAT  THIS FILING WILL  BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)


              [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
              [x] ON DECEMBER 1, 1995 PURSUANT TO PARAGRAPH (b) OF RULE 485
              [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i) OF RULE 485
              [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(i) OF RULE 485
              [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485
              [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485.


     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

              [ ] THIS  POST-EFFECTIVE  AMENDMENT   DESIGNATES  A   NEW
                  EFFECTIVE  DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE
                  AMENDMENT.
                            ------------------------


     THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S FISCAL YEAR ENDED JULY 31, 1995 WAS FILED ON SEPTEMBER 15, 1995.


________________________________________________________________________________

              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.
                      REGISTRATION STATEMENT ON FORM N-1A
                             CROSS REFERENCE SHEET


      N-1A
    ITEM NO.                                                                            LOCATION
    -------                                                                             --------
PART A
     Item 1.      Cover Page.........................................  Cover Page
     Item 2.      Synopsis...........................................  Fee Table; Highlights
     Item 3.      Condensed Financial Information....................  Financial Highlights; Yield
     Item 4.      General Description of Registrant..................  Cover Page; Investment Objective and
                                                                         Management Policies; Additional
                                                                         Information About the Fund
     Item 5.      Management of the Fund.............................  Cover Page; Fee Table; Management of the
                                                                         Fund; Portfolio Transactions; Custodian,
                                                                         and Transfer, Dividend Disbursing and
                                                                         Recordkeeping Agent
     Item 5A.     Management's Discussion of Fund's Performance......  Not Applicable
     Item 6.      Capital Stock and Other Securities.................  Cover Page; Dividends, Distributions and
                                                                         Taxes; Additional Information About the
                                                                         Fund
     Item 7.      Purchase of Securities Being Offered...............  Cover Page; Fee Table; Purchase of Shares;
                                                                         The Distributor; Exchange Privilege
     Item 8.      Redemption or Repurchase...........................  Redemption of Shares
     Item 9.      Pending Legal Proceedings..........................  Not Applicable

PART B
     Item 10.     Cover Page.........................................  Cover Page
     Item 11.     Table of Contents..................................  Cover Page
     Item 12.     General Information and History....................  Not Applicable
     Item 13.     Investment Objectives and Policies.................  Investment Objective and Policies
     Item 14.     Management of the Fund.............................  Management of the Fund
     Item 15.     Control Persons and Principal Holders of
                    Securities.......................................  Management of the Fund
     Item 16.     Investment Advisory and Other Services.............  Investment Advisory and Other Services;
                                                                         Additional Information About the Fund
     Item 17.     Brokerage Allocation...............................  Portfolio Transactions
     Item 18.     Capital Stock and Other Securities.................  Capital Stock and Other Securities
     Item 19.     Purchase, Redemption and Pricing of Securities
                    Being Offered....................................  Redemption and Exchange of Shares;
                                                                         Exchange Privilege; Determination of Net
                                                                         Asset Value
     Item 20.     Tax Status.........................................  Dividends, Distributions and Taxes in Part
                                                                         A
     Item 21.     Underwriters.......................................  Investment Advisory and Other Services
     Item 22.     Calculations of Performance Data...................  Determination of Current and Effective
                                                                         Yields
     Item 23.     Financial Statements...............................  Financial Statements

PART C
     Information  required to be included in Part C is set forth under the appropriate Item, so numbered, in Part
  C to this Registration Statement.

Prospectus                                                      December 1, 1995
--------------------------------------------------------------------------------


              PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.


    1285 AVENUE OF THE AMERICAS   NEW YORK, NEW YORK 10019   (800) 647-1568


PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. (the 'Fund') is a diversified, open-end, management investment company. Its objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues this objective by investing in short-term money market instruments. There can be no assurance that the Fund's objective will be realized. See 'Investment Objective and Management Policies.' Shares of the Fund are offered exclusively to existing shareholders and shareholders of other PaineWebber/Kidder, Peabody money market funds who may exchange their shares for shares of the Fund.



The board of directors of the Fund has approved a Plan of Reorganization and Termination ('Reorganization') for submission to the Fund's shareholders, at a special meeting expected to be held on January , 1996. If the proposed Reorganization is approved and implemented, all of the Fund's assets will be acquired and its liabilities assumed by PaineWebber RMA Money Market Portfolio in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive shares of PaineWebber RMA Money Market Portfolio having an aggregate value equal to the value of the shareholder's holdings in the Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.



An investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.



PaineWebber Incorporated ('PaineWebber'), 1285 Avenue of the Americas, New York, New York 10019, serves as the Fund's investment adviser, administrator and distributor. Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), 1285 Avenue of the Americas, New York, New York 10019, a wholly owned subsidiary of PaineWebber, serves as the Fund's sub-adviser and sub-administrator. See 'Management of the Fund.'



The Fund's Board of Directors has approved a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the 'Plan of Distribution'), pursuant to which the Fund pays a maximum annual fee of .12% of its average daily net assets to PaineWebber. See 'The Distributor.'



This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the 'SEC') in a Statement of Additional Information dated December 1, 1995 which is hereby incorporated by reference and is available without charge upon request made to the Fund at the above address. Shareholder inquiries may be directed to the Fund at the same address.


--------------------------------------------------------------------------------

               INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
                            PaineWebber Incorporated


                       SUB-ADVISER AND SUB-ADMINISTRATOR
                    Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION NOR  HAS
       THE  SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE SECURITIES
         COMMISSION PASSED  UPON THE  ACCURACY  OR ADEQUACY  OF  THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                                 CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                   FEE TABLE

The purpose of the Fee Table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more detailed information on these costs and expenses, see 'Management of the Fund' and 'The Distributor.'


ANNUAL FUND OPERATING EXPENSES FOR THE FISCAL YEAR ENDED JULY 31, 1995
(as a percentage of average daily net assets)
Management Fees.....................................................................................    .47%
12b-1 Fees..........................................................................................    .12
Other Expenses......................................................................................    .15
                                                                                                        ---
    Total Fund Operating Expenses...................................................................    .74%
                                                                                                        ---
                                                                                                        ---



EXAMPLE*                                     1 YEAR         3 YEARS         5 YEARS         10 YEARS
---------------------------------------  --------------  --------------  --------------  --------------
A shareholder would  pay the  following
  expenses   on  a  $1,000  investment,
  assuming (1)  5% annual  return,  (2)
  total  annual  operating  expenses as
  shown in the fee table set out  above
  and (3) redemption at the end of each
  time period:.........................        $7             $23             $41             $92


------------

* The amounts shown in the example assume reinvestment of all dividends and distributions and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of the Fund's past or future annual return. The actual annual return of the Fund may be greater or less than the assumed return.

--------------------------------------------------------------------------------

                                   HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
-------------------
The Fund
                            The Fund is a diversified, open-end,  management investment company whose investment  objective is the maximization of current income to the extent consistent with the preservation of capital and  the maintenance  of liquidity through  investments in short-term  money market instruments including securities  issued  or  guaranteed  by  the  U.S.  Government,  or  its  agencies  or instrumentalities,  corporate obligations including, but not  limited to, bonds, debentures and notes, certificates of deposit, time deposits,  bankers' acceptances and other short-term  bank obligations  issued by domestic banks, foreign branches  of domestic banks and savings and loan and similar associations, repurchase agreements and  high grade commercial paper. In  addition, the  Fund may invest in obligations of foreign banks and institutions which have the equivalent credit ratings of  domestic issues,  including, but  not limited  to, Yankee  and foreign  bank bankers' acceptances and commercial paper.
---------------------------------------------------------------------------------------------------------------------------
-------------------
Benefits of
Investing
in the
Fund
                            Mutual  funds,  such  as  the  Fund,  are  flexible  investment  tools  that  are  increasingly popular -- one of four American households now owns  shares of at least one mutual fund --  for very sound reasons. The Fund offers investors the following important benefits:
                            Professional Management
                              By pooling the monies of many investors, the Fund enables shareholders to obtain the benefits of  full-time professional management  and a degree  of diversification of  investment that is typically beyond  the means  of most  investors.  The Fund's  investment adviser  reviews  the fundamental  characteristics of far more securities than can a typical individual investor and may employ portfolio management techniques that frequently are not used by individual or  many institutional  investors. Additionally,  the larger denominations  of securities  in which the
                             Fund invests  may  result  in better  overall  prices  for the  investments.  See  'Investment
                             Objective and Management Policies.'
                            Transaction Savings
                              By  investing  in the  Fund, a  shareholder is  able  to acquire  ownership in  a diversified portfolio of securities without paying the higher transaction costs generally associated  with a series of small securities purchases.
                            Convenience
                              Fund   shareholders  are  relieved  of  the  administrative  and  recordkeeping  burdens  and coordination of maturities normally associated with direct ownership of securities.
                            Quality
                              All securities  in which  the Fund invests  will be  determined to be  of high  quality by  a nationally  recognized rating organization, or  determined to be of  comparable quality by the
                             Fund's investment adviser acting  under the supervision  of the Board of  Directors if not  so rated,  and will also be  determined to present minimal credit  risks. Any purchase of unrated

--------------------------------------------------------------------------------


                             securities or securities that  are rated only by  a single rating agency  must be approved  or ratified by the Directors.
                            Liquidity
                              The  Fund's convenient  purchase and  redemption procedures  provide shareholders  with ready access to their money  and reduce the  delays frequently involved in  the direct purchase  and sale of securities. See 'Purchase of Shares' and 'Redemption of Shares.'
                            Exchange Privilege
                              Shareholders  of  the Fund  may exchange  all  or a  portion of  their  shares for  shares of specified PaineWebber/Kidder, Peabody money market funds. See 'Exchange Privilege.'

---------------------------------------------------------------------------------------------------------------------------
-------------------
Purchase of
Shares
                            The purchase price for  shares of the  Fund is the  net asset value  per share next  determined after  receipt by the Fund of  a purchase order in proper form.  Shares of the Fund are offered exclusively to existing shareholders of the Fund and shareholders of other  PaineWebber/Kidder,
                            Peabody  money market funds who may exchange their shares for shares of the Fund. See 'Purchase of Shares' and 'Determination of Net Asset Value.'
---------------------------------------------------------------------------------------------------------------------------
-------------------
Redemption of
Shares
                            Shares of the Fund  may be redeemed  at the Fund's  net asset value  per share next  determined
                            after   receipt  by   the  transfer  agent   of  instructions   from  PaineWebber  Incorporated
                            ('PaineWebber'). See 'Redemption of Shares' for a discussion of the various alternative methods of redeeming shares of the Fund and 'Determination of Net Asset Value.'
---------------------------------------------------------------------------------------------------------------------------
-------------------
Management
Services
                            PaineWebber serves as investment adviser and administrator  of the Fund and receives an  annual fee  of .50% of the portion of the Fund's  average daily net assets not exceeding $750 million;
                            .475% of the portion of the average daily  net assets exceeding $750 million but not  exceeding
                            $1  billion; .45% of the portion  of the average daily net  assets exceeding $1 billion but not exceeding $1.25 billion; .425% of the portion  of the average daily net assets exceeding  $1.25 billion but not exceeding $1.5 billion; and .40% of the portion of the average daily net assets exceeding $1.5 billion. Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') serves as the  Fund's sub-adviser and sub-administrator and receives  from PaineWebber (not the Fund) 20%
                            of the fee received by PaineWebber from the Fund. See 'Management of the Fund.'

---------------------------------------------------------------------------------------------------------------------------
-------------------
Distributor
                            PaineWebber serves as distributor of the Fund's shares. See 'The Distributor.'
---------------------------------------------------------------------------------------------------------------------------
-------------------
Dividends
                            The Fund declares dividends on each day the New York Stock Exchange is open for business of all of its daily net income to shareholders of record. See 'Dividends, Distributions and Taxes.'
---------------------------------------------------------------------------------------------------------------------------
-------------------
Risk Factors
                            The Fund  may invest  in  securities issued  by foreign  branches  of domestic  banks,  foreign subsidiaries  of domestic banks, domestic and foreign  branches of foreign banks and commercial paper issued by  foreign issuers,  which may  present certain  additional risks.  Also, to  the extent  the Fund's  investments are concentrated  in the  banking industry, the  Fund will have correspondingly greater  exposure  to  the  risk  factors  which  are  characteristic  of  such investments. In addition, the Fund may enter into repurchase agreements. In the event the other party  to  a repurchase  agreement defaults,  the  Fund may  experience difficulties  and incur certain costs in exercising its rights to the collateral and may lose the interest it  expected to  receive in respect  of the repurchase  agreement. See 'Investment  Objective and Management
                            Policies -- Risk Factors.'

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The table below provides selected per share data and ratios for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, and the financial information for the fiscal year ended July 31, 1995 appearing in the table below, have been audited by Ernst & Young LLP, independent auditors, whose report thereon is included in the Annual Report to Shareholders. The financial information for the prior fiscal years was audited by other auditors whose reports thereon were unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.


                                           YEAR ENDED JULY 31,
------------------------------------------------------------------------------------
                         1986         1987         1988         1989         1990
------------------------------------------------------------------------------------
Net asset value,
 beginning of year..       $1.00        $1.00        $1.00        $1.00        $1.00
                      --------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income.............      0.0693       0.0563       0.0650       0.0834       0.0785
DISTRIBUTIONS
Dividends from net
 investment income..     (0.0693)     (0.0563)     (0.0650)     (0.0834)     (0.0785)
                      --------------------------------------------------------------
Net asset value, end
 of year............       $1.00        $1.00        $1.00        $1.00        $1.00
                      --------------------------------------------------------------
                      --------------------------------------------------------------
Total return(1).....        7.14%        5.73%        6.69%        8.63%        8.13%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 year (in
 thousands).........  $1,546,673   $1,528,880   $1,541,747   $1,959,024   $2,091,165
                      --------------------------------------------------------------
                      --------------------------------------------------------------
RATIO TO AVERAGE NET
 ASSETS
   Expenses,
     including
     distribution
     fees...........        0.65%        0.64%        0.60%        0.65%        0.68%
   Net investment
     income.........        6.89%        5.62%        6.49%        8.38%        7.85%

                                           YEAR ENDED JULY 31,
------------------------------------------------------------------------------------
                      1991       1992         1993         1994         1995
------------------------------------------------------------------------------------
Net asset value,
 beginning of year..   $1.00       $1.00        $1.00        $1.00        $1.00
                       -------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income.............    0.0655      0.0405      0.0258       0.0285       0.0484
DISTRIBUTIONS
Dividends from net
 investment income..   (0.0655)    (0.0405)    (0.0258)     (0.0285)     (0.0484)
                       -------------------------------------------------------------
Net asset value, end
 of year............     $1.00       $1.00       $1.00        $1.00        $1.00
                       -------------------------------------------------------------
                       -------------------------------------------------------------
Total return(1).....      6.75%       4.22%       2.62%        2.87%        4.95%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 year (in
 thousands).........$2,171,758  $1,860,557  $1,781,248   $1,750,448   $1,412,127
                       -------------------------------------------------------------
                       -------------------------------------------------------------
RATIO TO AVERAGE NET
 ASSETS
   Expenses,
     including
     distribution
     fees...........      0.66%       0.68%       0.72%        0.70%        0.74%
   Net investment
     income.........      6.52%       4.09%       2.58%        2.85%        4.84%



------------



(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable date and a sale at net asset value on the last day of each period reported.

--------------------------------------------------------------------------------

                                     YIELD


The chart below shows the Fund's current and effective yields, calculated in accordance with rules of the SEC, and the average portfolio maturity for the seven-day periods ended July 31, 1995 and November 1, 1995.



                                                                                  7/31/95    11/1/95
                                                                                  --------   --------

Current Yield..................................................................    5.33%        %
Effective Yield................................................................    5.44%        %
Average Portfolio Maturity.....................................................   47 days      days


     From time to time, the Fund advertises its 'current yield' and 'effective yield.' Both yield figures are based on historical earnings and are not intended to indicate future performance. The 'current yield' of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then 'annualized.' That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. The Statement of Additional Information describes in more detail the methods used to calculate the yields of the Fund.

     Performance data for the Fund may, in reports and promotional literature, be compared to: (i) other mutual funds tracked by IBC/Donoghue's Money Fund Report and Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (ii) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; and (iii) the Consumer Price Index, an inflation measure. Promotional and advertising literature also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals.

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares, as defined in the Investment Company Act of 1940, as amended (the 'Act'). There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


     To achieve its investment objective, the Fund invests in debt obligations (whether or not subject to repurchase agreements) consisting exclusively of the following short-term money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate obligations (including, but not limited to, bonds, debentures and notes), certificates of deposit ('CDs'), time deposits ('TDs'), bankers' acceptances and other

--------------------------------------------------------------------------------
short-term bank obligations issued by domestic banks, foreign branches of domestic banks and savings and loan and similar associations, repurchase agreements and high grade commercial paper. In addition, the Fund may invest in obligations of foreign banks and institutions which have the equivalent credit ratings of domestic issues, including, but not limited to, Yankee and foreign bank bankers' acceptances and commercial paper. All portfolio securities are purchased with and payable in U.S. dollars.

     Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the Treasury; others, such as those issued by the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund invests in such securities only when the Fund is satisfied that the credit risk with respect to the issuer is minimal.

     CDs are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. TDs are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs maturing in more than seven days are not purchased by the Fund. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. Investments in CDs, TDs and bankers' acceptances are limited to banks and savings and loan and similar associations having total assets in excess of $1 billion. The Fund generally invests at least 25% of its assets in such securities. See 'Risk Factors' below.

     Commercial paper purchased by the Fund consists only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes issued by domestic and foreign corporations.

     Under a repurchase agreement, the Fund acquires an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Under the Act, repurchase agreements may be considered loans by the Fund. The Fund may enter into repurchase agreements only with domestic banks or selected dealers or foreign banks and dealers which are primary dealers with

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respect to  securities  of the  type  in which  it  invests, and  requires  that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Fund's risk of incurring a loss on a repurchase agreement may be reduced thereby. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization upon the securities by the Fund may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the Fund's net assets.


     The Fund from time to time may lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral consisting of cash or securities issued or guaranteed by the U.S. Government, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loans at a rate negotiated with the borrower. Such loans are terminable at any time upon specified notice. The Fund has the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with arranging such loans. Such loans may not exceed 20% of the value of the Fund's total assets.


     The Fund may (i) borrow money, but only from banks for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (ii) pledge its assets, but only in an amount up to 10% of the value of its total assets to secure borrowings for temporary or emergency purposes; (iii) lend its portfolio securities up to 20% of the value of its assets; and (iv) invest up to 25% of its assets in the securities of issuers in any other industry, provided that there is no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, CDs and bankers' acceptances. Further information about the investment policies of the Fund, including a list of the Fund's investment restrictions which cannot be changed without shareholder approval, appears in the Statement of Additional Information.


     The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Act, certain requirements of which are summarized as follows. In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Directors to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated only by one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc. and Standard & Poor's Ratings Group and their rating criteria are described in the Fund's Statement of Additional Information.

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     In  addition, the Fund will not invest more  than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if not more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Directors to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security. For further information regarding the amortized cost method of valuing securities, see 'Determination of Net Asset
Value' in the Fund's Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

RISK FACTORS


Since the Fund's portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.


     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Fund is subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. The Fund does not purchase securities which the Fund believes, at the time of purchase, will be subject to exchange controls or withholding taxes. However, there can be no assurance that such laws may not become applicable to certain of the Fund's investments.

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     To  the  extent  the Fund's  investments  are concentrated  in  the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry as well as with other types of financial institutions. The Fund, however, seeks to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund varies inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

Overall responsibility for management and supervision of the Fund rests with its Board of Directors, as required by Maryland law. The day-to-day operations of the Fund are conducted through or under the direction of its officers. The Statement of Additional Information contains general background information regarding each Director and officer of the Fund.


MANAGEMENT



At a special meeting of shareholders on April 13, 1995, shareholders approved a new investment advisory and administration agreement with PaineWebber and a new sub-advisory and sub-administration agreement with Mitchell Hutchins. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York 10019. Mitchell Hutchins is a wholly owned subsidiary of PaineWebber, which in turn is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. As of October 31, 1995, PaineWebber or Mitchell Hutchins served as investment adviser or sub-adviser to 38 investment companies with an aggregate of 75 separate portfolios and aggregate assets of over $29 billion.



     The Fund pays the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), the Fund's predecessor investment adviser and administrator. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. PaineWebber and Mitchell Hutchins continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions.

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     The Fund pays PaineWebber, as compensation for services rendered, a monthly fee at the annual rate of .50% of the portion of the Fund's average daily net assets not exceeding $750 million; .475% of the portion of the average daily net assets exceeding $750 million but not exceeding $1 billion; .45% of the portion of the average daily net assets exceeding $1 billion but not exceeding $1.25 billion; .425% of the portion of the average daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and .40% of the portion of the average daily net assets exceeding $1.5 billion. For the fiscal year ended July 31, 1995, PaineWebber's fee was .47% of the Fund's average daily net assets and the Fund's total expenses represented .74% of its average daily net assets.






     Mitchell Hutchins manages the Fund's portfolio in accordance with the stated policies of the Fund, makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Although investment decisions for the Fund are made independently from those of the other accounts managed by Mitchell Hutchins, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by Mitchell Hutchins are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales are allocated in a manner believed by Mitchell Hutchins to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.



     Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.



                             PORTFOLIO TRANSACTIONS



Mitchell Hutchins places the orders for the purchase and sale of the Fund's portfolio securities. Transactions are allocated to various dealers by Mitchell Hutchins in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable Mitchell Hutchins to supplement its own research and analysis with the views and information of other securities firms. No brokerage commissions have been paid to date.



     Investment decisions for the Fund are made independently from those of any other fund(s) managed by Mitchell Hutchins. If, however, funds managed by Mitchell Hutchins are simultaneously engaged in the purchase or sale of the same security, the transactions are averaged as to price and allocated equitably to each fund. In some cases, this system might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.



                               PURCHASE OF SHARES



GENERAL INFORMATION



PaineWebber serves as the Fund's distributor. Shares of the Fund are offered exclusively to existing shareholders and must be maintained through a brokerage account with PaineWebber (an 'Account'). Thus, an investor who wishes to purchase shares but has no existing Account must establish one. PaineWebber charges no maintenance fee in connection with an Account through which an investor purchases or holds shares of the Fund.

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     Shares are  sold  on a  continuous  basis at  their  net asset  value  next determined after an order and good funds (e.g., cash, Federal funds or certified checks drawn on a United States bank) are received. If an investor does not have a sufficient credit balance in his Account, payment for shares must be converted into Federal funds before an order to purchase is effective. Purchase orders received before 12:00 noon, Eastern time, for which payment has been received by PaineWebber will be executed at that time and the shareholder will receive the dividend declared on that day. Purchase orders received after 12:00 noon, Eastern time, and purchase orders received earlier in the same day for which payment has not been received by 12:00 noon, Eastern time, will be executed at the close of regular trading on the New York Stock Exchange, if payment has been received by PaineWebber by that time, and the shareholder will receive the dividend declared on the following day.



     Credit balances for accounts from $1 to $4,999 will be swept as of the close of business each Friday for settlement on the next business day and credit balances of $5,000 or more will be swept daily for settlement on the next business day. The Fund reserves the right at any time to impose minimum initial and subsequent purchase amounts.



PURCHASES WITH FUNDS HELD AT PAINEWEBBER



All deposits to a brokerage account and any free credit cash balances that may arise in a brokerage account will be automatically invested in shares of the Fund, according to sweep rules described above, provided that Federal funds are available for the investment. Federal funds normally are available for cash balances arising from the sale of securities held in a brokerage account on the business day following settlement, but in some cases can take longer.



PURCHASES BY WIRE



Shares of the Fund may also be purchased by transferring Federal funds by wire to a PaineWebber brokerage account. Wire transfers should be directed to: Bank of New York, ABA 021000018, PaineWebber Inc., for RMAs/BSAs A/C 890-0114-088 and for all other accounts A/C 890-0114-096 OBI-FBO [Account Name]/[Brokerage Account Number]. The wire must include the investor's name and PaineWebber brokerage account number. Participants wishing to transfer Federal funds into their accounts should contact their PaineWebber investment executives or correspondent firms to determine the appropriate wire instructions.



     To the extent that the amounts transferred by wire create a cash balance in an investor's account, that cash balance will be automatically invested in the Fund, as described above under 'Purchases with Funds Held at PaineWebber.' Participants wishing to invest amounts transferred by wire in the Fund should so instruct their PaineWebber investment executives or correspondent firms.



     If PaineWebber receives a notice from an investor's bank of a wire transfer of Federal funds by 12:00 noon, Eastern time, on a business day, the automatic investment will be executed on that business day. Otherwise, the automatic investment will be executed at 12:00 noon, Eastern time, on the next business day. PaineWebber and/or an investor's bank may impose a service charge for wire transfers.

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                              REDEMPTION OF SHARES



A shareholder may redeem shares on any day that the Fund's net asset value is determined by following the procedures set forth below.



REDEMPTION THROUGH PAINEWEBBER



PaineWebber wires the terms of any redemption request properly received to PFPC Inc. The price at which a redemption request is executed is the net asset value per share next determined after proper redemption instructions are received. Payment for redemption orders, if any, that are received before 12:00 noon, Eastern time, normally is made on the same business day. Shares redeemed in this manner will not be entitled to the dividend declared on the day of redemption. Payment for redemption orders, that are received at or after 12:00 noon, Eastern time, will be made on the next business day following the redemption. Shares redeemed in this manner are entitled to the dividend declared on the day of redemption. Proceeds of a redemption generally are credited to the shareholder's Account, or sent to the shareholder, as applicable.



REDEMPTION BY MAIL



Shares may also be redeemed by submitting a written request in 'good order' to PFPC Inc. at the following address:



        PFPC Inc.
        P.O. Box 8950
        Wilmington, Delaware 19899
        Attn: PaineWebber Mutual Funds



     Redemption requests received by PFPC Inc. by mail are processed by PFPC Inc. which will mail a check in the appropriate redemption amount to the shareholder the next business day after receipt of a redemption request in 'good order.'


     A redemption request is considered to have been received in 'good order' if the following conditions are satisfied:

          (1) the request is in writing, states the number of shares to be redeemed and identifies the shareholder's Fund account number;

          (2) the request is signed by each registered owner exactly as the shares are registered;

          (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are themselves accompanied by an endorsed stock power) and accompany the redemption request, which should be sent by registered mail for the protection of shareholders; and

          (4) the signatures on the written redemption request have been guaranteed by a bank, broker-dealer, municipal securities broker or dealer, government securities broker or dealer, credit union, a member firm of a national securities exchange, registered securities association or clearing agency, or savings association (the purpose of a signature guarantee is to protect shareholders against the possibility of fraud). The transfer agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as 'STAMP'sm'').

     Additional   supporting  documents  may  be  required  for  redemptions  by corporations, executors, administrators, trustees and guardians.

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GENERAL REDEMPTION POLICIES

Signature guarantees (as described above) are required in connection with any redemption of shares by mail and share ownership transfer requests. These requirements may be waived by the Fund in certain instances.

     If the shares to be redeemed represent an investment for which the Fund has not yet received good funds, the Fund reserves the right not to honor the redemption request until such time as it has assured itself that good funds have been collected, which may take 15 or more business days. If purchases are made with good funds, no redemption delay would occur.


     Due to the relatively high cost of maintaining a Fund account, the Fund reserves the right to redeem, upon not less than 60 days' notice, any Fund account reduced by a shareholder to a value of $500 or less.



     PaineWebber has established procedures pursuant to which shares of the Fund held by a PaineWebber client having a deficiency (i.e., amount owed to PaineWebber resulting from Account activity or otherwise and other amounts authorized by the client to be paid to others from the Account, less the amount of any free credit cash balance) in his Account will be redeemed automatically to the extent of that deficiency, unless the client notifies PaineWebber to the contrary in advance. The amount of the redemption will be the lesser of (a) the total net asset value of Fund shares held in the client's account or (b) the deficiency in the client's Account at the close of business on the redemption day adjusted for purchase and sale transactions in other securities settling on the following business day. Accordingly, a PaineWebber client who has previously consented to this automatic redemption procedure and who wishes to pay for a securities transaction other than through such automatic redemption procedure must do so not later than the day before the settlement date for that transaction.


                                THE DISTRIBUTOR


PaineWebber acts as distributor of the Fund's shares pursuant to a Distribution Agreement dated January 30, 1995. To reimburse PaineWebber for the services it provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted the Plan of Distribution. The Board of Directors and shareholders of the Fund approved the Plan of Distribution on July 28, 1988 and December 20, 1988, respectively, which was most recently amended on December 16, 1994.



     The Plan of Distribution provides that the Fund reimburse PaineWebber for the expenses incurred by it in connection with the distribution of the Fund's shares at the annual rate of up to .12% of the Fund's average daily net assets. The expenses which may be reimbursed include compensation to investment executives and other employees of PaineWebber, printing of prospectuses and reports for other than existing shareholders, and the preparation, printing and distribution of sales literature and advertising materials. It is not anticipated that items reimbursable under the Plan of Distribution generally will include any profit to PaineWebber. PaineWebber anticipates that the amount of expenses reimbursed will not exceed the amount of expenses incurred by PaineWebber and that there will be no carryover of expenses from one year to the next. The expenses to be reimbursed are for activities primarily intended to result in the sale of shares of the Fund and the maintenance of Fund accounts and account balances. PaineWebber currently intends that .10% per annum of the Fund's daily net assets will be paid to its investment executives proportionately in respect of Fund share balances maintained by their

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respective clients. For the fiscal year ended July 31, 1995, the Fund reimbursed
PaineWebber in an amount equal to .12% of the Fund's average daily net assets.



     The Plan of Distribution remains in effect for as long as such continuance is approved annually by vote of the Board of Directors, including a majority of those Directors who are not interested persons and who have no direct or indirect financial interest in the Plan of Distribution, cast in person at a meeting called for such purpose. The Plan of Distribution may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments of the Plan of Distribution must also be approved by the Directors in the manner described above. The Plan of Distribution may be terminated at any time, without payment of any penalty, by vote of a majority of the Directors as described above, or by vote by the holders of a majority of the outstanding voting securities of the Fund, as defined in the Act, on not more than 30 days' written notice to any other party to the Plan of Distribution. So long as the Plan of Distribution is in effect, the election and nomination of Directors who are not interested persons of the Fund shall be committed to the discretion of the Directors who are not interested persons. The Directors have determined that, in their judgment, there is a reasonable likelihood that the Plan of Distribution will continue to benefit the Fund and its shareholders.



     Pursuant to the Plan of Distribution, PaineWebber provides the Fund's Directors, at least quarterly, with a written report of the amounts expended under the Plan of Distribution. The report includes an itemization of the distribution expenses incurred by PaineWebber on behalf of the Fund and the purpose of such expenditures. In their quarterly review of the Plan of Distribution, the Directors consider its continued appropriateness and the level of compensation provided therein. For the fiscal year ended July 31, 1995, PaineWebber reported to the Directors that it incurred distribution expenses of
approximately $[          ], of which approximately $1,824,254 was recovered  in
the form of reimbursements made by the Fund to PaineWebber at the rate provided in the Plan of Distribution.


                               EXCHANGE PRIVILEGE


Shares  of   the  Fund   may  be   exchanged  for   shares  of   certain   other
PaineWebber/Kidder, Peabody funds, to the extent such shares are offered for sale in the shareholder's state of residence. For a list of the PaineWebber/Kidder, Peabody funds for which shares may be exchanged and for a description of each of those funds, please see 'Redemption and Exchange of Shares' in the Statement of Additional Information.


     Although the Fund currently imposes no limit on the number of times the Exchange Privilege may be exercised by any shareholder, the Fund may impose such limits in the future, in accordance with applicable provisions of the Act and rules thereunder. In addition, the Exchange Privilege may be terminated or revised at any time upon 60 days' prior written notice to Fund shareholders, and is available only to residents of states in which exchanges are permitted under state law. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder, so that a shareholder may recognize a taxable gain or loss on an exchange.

     Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange will be redeemed at their net asset value next determined and simultaneously invested in shares of the fund being acquired. Settlement of an exchange would occur one business day after the date on which the request for exchange was received in proper

--------------------------------------------------------------------------------
form, unless the dollar amount of the transaction exceeds 5% of the Fund's net assets on any given day, in which case settlement would occur within five business days after the date on which the request for exchange was received in proper form. The proceeds of a redemption of Fund shares made to facilitate the exchange of those shares for shares of another fund must be equal to at least
(1) the minimum initial investment requirement imposed by the fund into which the exchange is being sought if the shareholder seeking the exchange has not previously invested in that fund or (2) the minimum subsequent investment requirement imposed by the fund into which the exchange is being sought if the shareholder has previously made an investment in that fund.


     A shareholder of the Fund wishing to exercise the Exchange Privilege should obtain from PaineWebber a copy of the current prospectus of the fund into which an exchange is being sought and review that prospectus carefully before making the exchange. PaineWebber reserves the right to reject any exchange request at any time.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund ordinarily declares dividends from its net investment income on each day that the New York Stock Exchange is open for business. Dividends are paid monthly and are automatically reinvested in additional Fund shares at net asset value or, at the shareholder's option, paid in cash. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If a shareholder redeems all of his shares at any time during the month, all dividends to which the shareholder is entitled are paid to him together with the proceeds of the redemption. Distributions of net realized securities gains, if any, are paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the 'Code'), in all events in a manner consistent with the provisions of the Act.


     The Fund qualified as a regulated investment company under the Code for the fiscal year ended July 31, 1995, and plans to continue to so qualify as long as the Fund determines that such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of liability for Federal income tax to the extent its income is distributed in accordance with applicable provisions of the Code. Regulated investment companies, such as the Fund, are subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.


     Dividends derived from interest and distributions from any net realized short-term securities gains are taxable as ordinary income, whether or not reinvested. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains, whether or not reinvested. As the Fund is not expected to realize long-term capital gains, it does not contemplate paying capital gains distributions as described in the Code. No dividend will qualify for the dividends received deduction allowable to certain U.S. corporations.

     The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains of the Fund paid to a shareholder ('backup withholding') if such shareholder fails to certify either that the Taxpayer Identification Number, furnished in connection with opening an account, is correct, or that such shareholder has not received notice from the Internal Revenue Service ('IRS') of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the Fund may be notified by the IRS to institute backup withholding if

--------------------------------------------------------------------------------
the IRS determines a shareholder's Taxpayer Identification Number is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

     A Taxpayer Identification Number is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Dividends and distributions may be subject to certain state or local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

                        DETERMINATION OF NET ASSET VALUE


Net asset value is determined daily at 12:00 noon, Eastern time, Monday through Friday, except that net asset value is not computed on any day when no orders to purchase, sell, exchange or redeem Fund shares have been received, when there is not sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected by changes in the value of such portfolio securities or when the New York Stock Exchange is not open for trading. The determination of net asset value is made by subtracting from the value of the assets of the Fund the amount of its liabilities and dividing the remainder by the number of outstanding shares of the Fund. Expenses and fees of the Fund, including PaineWebber's fee, are accrued daily and taken into account for the purpose of determining net asset value.


     The Fund attempts to maintain a net asset value of $1.00 per share for purchases and redemptions, although there can be no assurance that the Fund will always be able to do so. In order to effectuate this policy, the Fund may, under certain circumstances, consider the sale of portfolio instruments prior to maturity to realize capital gains or losses, withhold dividends, make distributions from capital or capital gains, or reduce the number of outstanding shares of the Fund held by a shareholder. The Fund determines the value of its portfolio securities by the amortized cost method of valuation which involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Additional information concerning the amortized cost method of valuation and certain conditions imposed upon its use is contained in the Statement of Additional Information.

      CUSTODIAN, AND TRANSFER, DIVIDEND DISBURSING AND RECORDKEEPING AGENT


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, has been retained to act as custodian, and transfer, dividend disbursing and recordkeeping agent.


                        COUNSEL AND INDEPENDENT AUDITORS


Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, is counsel for the Fund. Ernst & Young LLP, located at 787 Seventh Avenue, New
York, New York 10019, serves as independent auditors for the Fund. For the fiscal year ended July 31, 1994, and prior thereto, the Fund's independent auditors were Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281.

--------------------------------------------------------------------------------

                     ADDITIONAL INFORMATION ABOUT THE FUND


The Fund was incorporated under the laws of the State of Maryland on May 31, 1979 and commenced operations on August 28, 1979. On April 6, 1992, shareholders voted to change the name of the Fund from 'Webster Cash Reserve Fund, Inc.' to 'Kidder, Peabody Cash Reserve Fund, Inc.' On January 30, 1995, the Fund's name changed to 'PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.'


     The authorized capital stock of the Fund consists of 5 billion shares of common stock, par value $.01 per share. Each share has one vote and, when issued and paid for in accordance with the terms of offering, is fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the shareholder. Shares have no pre-emptive, subscription or conversion rights and are freely transferable.


     In the interest of economy and convenience, certificates representing the Fund's shares are not physically issued. IFTC maintains a record of each shareholder's ownership. Each shareholder receives confirmations from IFTC which show purchases and sales of the Fund's shares. Shares of the Fund owned by a shareholder and dividends paid thereon are reflected in the shareholder's monthly statement from PaineWebber.


     Unless otherwise required by the Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of independent auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for any purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a special meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of Directors then holding office were elected by shareholders. Shareholders will have the right to call for a meeting to consider the removal of one or more of the Directors and will be assisted in shareholder communications in such matters.

     As used in this Prospectus, when referring to the approvals to be obtained from shareholders, the term 'majority' means the vote of the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

   No person has been authorized to give any information or to make any representations not contained in this Prospectus or in the Statement of Additional Information incorporated into this Prospectus by reference in connection with the offering made by this Prospectus, and, if given or made, any such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or by its distributor in any jurisdiction in which such offering may not lawfully be made.


---------------------------------------------------
Contents
---------------------------------------------------
Fee Table                                              2
---------------------------------------------------
Highlights                                             3
---------------------------------------------------
Financial Highlights                                   6
---------------------------------------------------
Yield                                                  7
---------------------------------------------------
Investment Objective and
  Management Policies                                  7
---------------------------------------------------
Management of the Fund                                11
---------------------------------------------------
Portfolio Transactions                                12
---------------------------------------------------
Purchase of Shares                                    12
---------------------------------------------------
Redemption of Shares                                  14
---------------------------------------------------
The Distributor                                       15
---------------------------------------------------
Exchange Privilege                                    16
---------------------------------------------------
Dividends, Distributions and Taxes                    17
---------------------------------------------------
Determination of Net Asset Value                      18
---------------------------------------------------
Custodian, and Transfer, Dividend
  Disbursing and Recordkeeping Agent                  18
---------------------------------------------------
Counsel and Independent Auditors                      18
---------------------------------------------------
Additional Information About the
  Fund                                                19
---------------------------------------------------



                                PaineWebber/
                                     Kidder,
                                     Peabody
                                        Cash
                                     Reserve
                                       Fund,
                                        Inc.

   Prospectus

   December 1, 1995

Statement of Additional Information                             December 1, 1995
--------------------------------------------------------------------------------


              PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.


    1285 AVENUE OF THE AMERICAS   NEW YORK, NEW YORK 10019   (800) 647-1568


PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. (the 'Fund') is a diversified, open-end, management investment company whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues this objective by investing in short-term money market instruments. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's Prospectus. A copy of the Fund's Prospectus can be obtained from the Fund at the above address. The date of the Prospectus to which this Statement relates is December 1, 1995.


--------------------------------------------------------------------------------

               INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
                            PaineWebber Incorporated


                       SUB-ADVISER AND SUB-ADMINISTRATOR
                    Mitchell Hutchins Asset Management Inc.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are summarized in the Fund's Prospectus under the heading 'Investment Objective and Management Policies.' The Fund believes that such description requires no general augmentation as of the date hereof.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the 'Act'), of the outstanding shares of the Fund. The Fund may not:

          1. Purchase common stocks or other equity securities, state bonds, municipal bonds or industrial revenue bonds.

          2. Borrow money, except from banks for temporary or emergency purposes including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10%, and borrowing for purposes other than meeting redemption requests may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made.

          3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

          4. Sell securities short or purchase securities on margin.

          5. Write or purchase put or call options.

          6. Underwrite the securities of other issuers or purchase any securities that are illiquid, if, as a result thereof, more than 10% of the Fund's net assets would be so invested.

          7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

          8. Make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements referred to under 'Investment Objective and Management Policies' in the Fund's Prospectus, provided, however, that repurchase agreements maturing in more than seven days will not exceed 10% of its net assets.

          9. Subject to the diversification requirements of Section 5 of the Act, invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission (the 'SEC'), the Fund will not invest more than 5% of its assets in the obligations of any one bank.

--------------------------------------------------------------------------------

          10. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit ('CDs') (including those issued by foreign branches of domestic banks) and bankers' acceptances.

          11. Invest in companies for the purpose of exercising control.

          12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          13. Lend its portfolio securities in excess of 20% of its total assets, taken at market value. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board of Directors, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, are shown below. Each Director who is an 'interested person' of the Fund, as defined in the Act, is indicated by an asterisk.


     David J. Beaubien, 61, Director. Chairman of Yankee Environmental Systems, Inc., manufacturer of meteorological measuring instruments. Director of IEC, Inc., manufacturer of electronic assemblies, Belfort Instruments, Inc., manufacturer of environmental instruments, and Oriel Corp., manufacturer of optical instruments. Prior to January 1991, Senior Vice President of EG&G, Inc., a company that makes and provides a variety of scientific and technically oriented products and services. Mr. Beaubien is a director or trustee of 11 other investment companies for which Mitchell Hutchins or PaineWebber Incorporated ('PaineWebber') serves as investment adviser.



     William W. Hewitt, Jr., 67, Director. Trustee of The Guardian Asset Allocation Fund, The Guardian Baillie Gifford International Fund, The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Park Ave. Fund, The Guardian Stock Fund, Inc., The Guardian Cash Management Trust and The Guardian U.S. Government Trust. Mr. Hewitt is a director or trustee of 11 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Thomas R. Jordan, 66, Director. Principal of The Dilenschneider Group, Inc., a corporate communications and public policy counseling firm. Prior to January 1992, Senior Vice President of Hill & Knowlton, a public relations and public affairs firm. Prior to April 1991, President of The Jordan Group, a management consulting and strategies development firm. Mr. Jordan is a director or trustee of 10 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

--------------------------------------------------------------------------------


     *Frank P.L. Minard, 50, Director. Chairman of Mitchell Hutchins, chairman of the board of Mitchell Hutchins Institutional Investors Inc. and a director of PaineWebber. Prior to 1993, managing director of Oppenheimer Capital in New York and Director of Oppenheimer Capital Ltd. in London. Mr. Minard is a director or trustee of 24 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Carl W. Schafer, 59, Director. President of the Atlantic Foundation, a charitable foundation supporting mainly oceanographic exploration and research. Director of International Agritech Resources, Inc., an agribusiness investment and consulting firm, Ardic Exploration and Development Ltd., Evans Systems, Inc. and Hidden Lake Gold Mines Ltd., gold mining companies, Electronic Clearing House, Inc., a financial transactions processing company, Wainoco Oil Corporation and Nutracentix, Inc., a biotechnology company. Prior to January 1993, chairman of the Investment Advisory Committee of the Howard Hughes Medical Institute and director of Ecova Corporation, a toxic waste treatment firm. Mr. Schafer is a director or trustee of 10 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Margo N. Alexander, 48, President. President, chief executive officer and a director of Mitchell Hutchins. Prior to January 1995, an executive vice president of PaineWebber. Ms. Alexander is also a trustee of two other investment companies and president of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Teresa M. Boyle, 37, Vice President. First vice president and manager -- advisory administration of Mitchell Hutchins. Prior to November 1993, compliance manager of Hyperion Capital Management, Inc., an investment advisory firm. Prior to April 1993, a vice president and manager -- legal administration of Mitchell Hutchins. Ms. Boyle is also a vice president of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Scott H. Griff, 29, Vice President and Assistant Secretary. Vice president and attorney of Mitchell Hutchins. Prior to January 1995, an associate at the law firm of Cleary, Gottlieb, Steen & Hamilton. Mr. Griff is also a vice president and assistant secretary of 10 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     C. William Maher, 34, Vice President and Assistant Treasurer. Mr. Maher is a first vice president and the senior manager of the Fund Administration Division of Mitchell Hutchins. Mr. Maher is also a vice president and assistant treasurer of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Dennis L. McCauley, 48, Vice President. Managing Director and Chief Investment Officer -- Fixed Income of Mitchell Hutchins. Prior to December 1994, Director of Fixed Income Investments of IBM Corporation. Mr. McCauley is also a vice president of six other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Susan P. Messina, 35, Vice President. Senior vice president and portfolio manager for Mitchell Hutchins. Ms. Messina is also a vice president of three other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

--------------------------------------------------------------------------------


     Ann E. Moran, 38, Vice President and Assistant Treasurer. Vice president of Mitchell Hutchins. Ms. Moran is also a vice president and assistant treasurer of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Dianne E. O'Donnell, 43, Vice President and Secretary. Senior vice president and deputy general counsel of Mitchell Hutchins. Ms. O'Donnell is also a vice president and secretary of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Victoria E. Schonfeld, 44, Vice President. Managing director and general counsel of Mitchell Hutchins. From April 1990 to May 1994, a partner in the law firm of Arnold & Porter. Ms. Schonfeld is also a vice president and assistant secretary of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Paul H. Schubert, 32, Vice President and Assistant Treasurer. First vice president of Mitchell Hutchins. From August 1992 to August 1994, vice president at BlackRock Financial Management, Inc. Prior to August 1992, an audit manager with Ernst & Young LLP. Mr. Schubert is also a vice president and assistant treasurer of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Julian F. Sluyters, 35, Vice President and Treasurer. Senior vice president and the director of the mutual fund finance division of Mitchell Hutchins. Prior to 1991, an audit senior manager with Ernst & Young LLP. Mr. Sluyters is also a vice president and treasurer of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Gregory K. Todd, 38, Vice President and Assistant Secretary. First vice president and associate general counsel of Mitchell Hutchins. Prior to 1993, a partner with the law firm of Shereff, Friedman, Hoffman & Goodman. Mr. Todd is also a vice president and assistant secretary of 37 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Certain of the Directors and officers of the Fund are directors and/or trustees and officers of other mutual funds managed by PaineWebber or Mitchell Hutchins. The address of each of the non-interested Directors is: Mr. Beaubien, Montague Industrial Park, 101 Industrial Road, Box 7461, Turners Falls, Massachusetts 01376; Mr. Hewitt, P.O. Box 2359, Princeton, New Jersey 08543-2359; Mr. Jordan, 200 Park Avenue, New York, New York 10166; and Mr. Schafer, P.O. Box 1164, Princeton, New Jersey 08542. The address of each of Mr. Minard and the officers listed above is 1285 Avenue of the Americas, New York, New York 10019.



     By virtue of the management responsibilities assumed by PaineWebber under the Investment Advisory and Administration Agreement, the Fund requires no executive employees other than its officers, none of whom devotes full time to the affairs of the Fund. See 'Investment Advisory and Other Services -- Manager and Investment Adviser.' Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund on November 1, 1995. No officer, director or employee of PaineWebber or Mitchell Hutchins receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of PaineWebber or Mitchell Hutchins or any of its affiliates an annual retainer of $3,500 and $900 for each Board of Directors meeting attended, and reimburses the Director for out-of-pocket expenses associated with attendance at

--------------------------------------------------------------------------------

Board meetings. The Chairman of the Board's audit committee receives an annual fee of $250. The amount of compensation paid by the Fund to each Director for the fiscal year ended July 31, 1995, and the aggregate amount of compensation paid to each such Director for the year ended December 31, 1994 by all investment companies in the same fund complex for which such person is a Board member were as follows:



                                                                                                        (5)
                                                              (3)                                TOTAL COMPENSATION
                                        (2)                PENSION OR               (4)            FROM FUND AND
             (1)                     AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL     OTHER INVESTMENT
        NAME OF BOARD            COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON      COMPANIES IN THE
            MEMBER                     FUND             FUND'S EXPENSES         RETIREMENT         FUND COMPLEX*
------------------------------   -----------------    --------------------   -----------------   ------------------
David J. Beaubien                     $                       None                 None               $80,700
William W. Hewitt, Jr.                $                       None                 None               $74,425
Thomas R. Jordan                      $                       None                 None               $83,125
Frank P.L. Minard                      None                   None                 None                  None
Carl W. Schafer                       $                       None                 None               $84,575



------------



* Represents total compensation paid to each Director during the calendar year ended December 31, 1994.


                     INVESTMENT ADVISORY AND OTHER SERVICES





PaineWebber, the Fund's investment adviser and administrator, and Mitchell Hutchins, the Fund's sub-adviser and sub-administrator, are located at 1285 Avenue of the Americas, New York, New York 10019.



     Subject to the supervision and direction of the Fund's Board of Directors, Mitchell Hutchins manages the Fund's portfolio in accordance with the stated policies of the Fund. Mitchell Hutchins makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, Mitchell Hutchins pays the salaries of all officers and employees who are employed by both it and the Fund, maintains office facilities, furnishes statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Fund, prepares reports to shareholders, tax returns to and filings with the SEC and state Blue Sky authorities, is responsible for the calculation of the net asset value of shares of the Fund and generally assists in all aspects of the Fund's operations. Mitchell Hutchins bears all expenses in connection with the performance of its services.



     Expenses incurred in the operation of the Fund, including, but not limited to, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors stockholders or employees of PaineWebber or Mitchell Hutchins, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence, shareholder services, printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, shareholders' reports and corporate meetings, are borne by the Fund.

--------------------------------------------------------------------------------


     The Investment Advisory and Administration Agreement remains in effect for successive annual periods provided continuance is approved at least annually by
(i) the Fund's Board of Directors or (ii) vote of a majority, as defined in the Act, of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not 'interested persons,' as defined in the Act, of the Fund or PaineWebber or Mitchell Hutchins, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Administration Agreement is terminable without penalty, on not less than 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of the Fund's shares or by PaineWebber. The Investment Advisory and Administration Agreement will terminate automatically in the event of its assignment.



     The Fund pays PaineWebber, as compensation for services rendered, a monthly fee at the annual rate of .50% of the portion of the average daily net assets not exceeding $750 million; .475% of the portion of the average daily net assets exceeding $750 million but not exceeding $1 billion; .45% of the portion of the average daily net assets exceeding $1 billion but not exceeding $1.25 billion;
 .425% of the portion of the average daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and .40% of the portion of the average daily net assets exceeding $1.5 billion. The fee paid to Kidder Peabody Asset Management,
Inc.,  the  Fund's   predecessor  investment  adviser   and  administrator,   or
PaineWebber for the fiscal years ended July 31, 1993, 1994 and 1995 amounted to $8,489,968, $8,505,180 and $7,194,947, respectively.



     PaineWebber has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Investment Advisory and Administration Agreement but excluding interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, PaineWebber will reimburse the Fund for such excess expense. This expense reimbursement obligation is not limited to the amount of PaineWebber's fees. Such expense reimbursement, if any, will be estimated, reconciled and paid on a monthly basis. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any year that such expenses exceed 2 1/2% of the first $30 million of the average value of the Fund's net assets, 2% of the next $70 million and 1 1/2% of the remaining average net assets of the Fund. No expense reimbursement was required for the fiscal year ended July 31, 1995.



     PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory and Administration Agreement relates, except for a loss resulting from willfull misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory and Administration Agreement.



     Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber and PaineWebber/Kidder, Peabody ('PW/KP') mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In

--------------------------------------------------------------------------------

addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber and PW/KP mutual funds and other Mitchell Hutchins advisory clients.


DISTRIBUTOR


PaineWebber is the distributor of the Fund's shares and is acting on a best efforts basis.



     The Directors believe that the Fund's expenditures under the Fund's Plan of Distribution pursuant to Rule 12b-1 benefit the Fund and its shareholders by providing better shareholder services. For the fiscal year ended July 31, 1995,
PaineWebber  received $1,824,254 from the Fund, of which $[          ] was spent
on payments to PaineWebber investment executives and $[          ] was spent  on
overhead-related expenses.


CUSTODIAN, AND TRANSFER, DIVIDEND DISBURSING AND RECORDKEEPING AGENT


Investors Fiduciary Trust Company ('IFTC'), 127 West 10th Street, Kansas City, Missouri 64105, serves as custodian. PFPC Inc. a subsidiary of PNC Bank, National Association, whose principal address is 400 Bellevue, Wilmington, Delaware 19809, acts as transfer, dividend disbursing and recordkeeping agent. As custodian, IFTC maintains custody of the Fund's portfolio securities. As transfer agent, PFPC Inc. maintains the Fund's official record of shareholders, as dividend disbursing agent, it is responsible for crediting dividends to shareholders' accounts, and as recordkeeping agent, it maintains certain accounting and financial records of the Fund.


INDEPENDENT AUDITORS


Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent auditors for the Fund. In such capacity, Ernst & Young LLP audits the Fund's annual financial statements. For the fiscal year ended July 31, 1994, and prior thereto, the Fund's independent auditors were Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281.


COUNSEL

Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, acts as counsel for the Fund.

                             PORTFOLIO TRANSACTIONS


Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. Usually there are no brokerage commissions paid by the Fund for such purchases. Purchases from dealers serving as market makers include the spread between the bid and asked price. While Mitchell Hutchins generally seeks competitive spreads or commissions, the Fund does not necessarily pay the lowest spread or commission available on each transaction. No brokerage commissions have been paid by the Fund to date.



     Transactions are allocated to various dealers by Mitchell Hutchins in its best judgment. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers may be selected for research, statistical or other services to enable Mitchell Hutchins to supplement its own research and analysis with the views and information of other securities firms.

--------------------------------------------------------------------------------


     Information so received supplements but does not replace that to be provided by Mitchell Hutchins, and Mitchell Hutchins fee is not reduced as a consequence of the receipt of any such supplemental information. Such information may be useful to Mitchell Hutchins in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Mitchell Hutchins in carrying out its obligations to the Fund.



     Investment decisions for the Fund are made independently from those of any other funds managed by Mitchell Hutchins. If, however, funds managed by Mitchell Hutchins are simultaneously engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each fund. In some cases, this system might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.



                       REDEMPTION AND EXCHANGE OF SHARES


The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange ('NYSE') is closed other than for customary weekend and holiday closings, (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of the Fund's shareholders.


     Shares   of  the  Fund  may  be  exchanged  for  shares  of  the  following
PaineWebber/Kidder, Peabody funds, to the extent such shares are offered for sale in the shareholder's state of residence:



      PaineWebber/Kidder, Peabody California Tax Exempt Money Fund.



      PaineWebber/Kidder, Peabody Municipal Money Market Series -- Connecticut Series.



      PaineWebber/Kidder, Peabody Municipal Money Market Series -- New Jersey Series.



      PaineWebber/Kidder, Peabody Premium Account Fund.


     The right of exchange may be suspended or postponed if (a) there is a suspension of the redemption of Fund shares under Section 22(e) of the Act, or
(b) the Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        DETERMINATION OF NET ASSET VALUE



The net asset value of the Fund will not be calculated on the following NYSE holidays (observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. The days on which net asset value is determined are the Fund's business days. The Fund's net asset value per share is computed by dividing the value of the net assets of the Fund (i.e, assets less liabilities) by the total number of shares outstanding. Expenses and fees of the Fund, including PaineWebber's fee, are accrued daily and taken into account for the purpose of determining net

--------------------------------------------------------------------------------
asset value. It is the policy of the Fund to attempt to maintain a net asset value of $1.00 per share for purposes of sales and redemptions, although there can be no assurance that the Fund will always be able to do so.

     The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities which present minimal credit risks and are of high quality as determined by any major rating service or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Directors.

     The valuation of the Fund's portfolio securities is based on their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     In connection with the utilization of the amortized cost method of valuation, the Board of Directors has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize net asset value per share at $1.00 for the purpose of sales and redemptions. These procedures include periodic review, as the Board of Directors deems appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and the net asset value per share based on available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value as determined in good faith by the Board of Directors.

     The extent of any deviation between the Fund's net asset value based on available market quotations or market equivalents and $1.00 per share based on amortized cost is examined by the Board of Directors. If such deviation exceeds
 .50%, the Board of Directors promptly will consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; not declaring dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                 DETERMINATION OF CURRENT AND EFFECTIVE YIELDS

The Fund provides current and effective yield quotations based on its daily dividends. See 'Dividends, Distributions and Taxes' in the Fund's Prospectus. Such quotations are made in reports, sales literature and advertisements published by the Fund.

--------------------------------------------------------------------------------

     Current yield is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value by the value of the account at the beginning of the period and multiplying the return over the seven day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional shares of the Fund.

     Current and effective yields fluctuate and are not necessarily representative of future results. The shareholder should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. See 'Investment Objective and Management Policies' in the Fund's Prospectus and 'Investment Advisory and Other Services' above. Current and effective yield information is useful in reviewing the Fund's performance but because current and effective yields will fluctuate such information may not provide a basis for comparison with bank deposits, other investments which pay a fixed yield for a stated period of time or other investment companies which may use a different method of calculating yield.

     A shareholder's principal in the Fund is not guaranteed. See 'Determination of Net Asset Value' for a discussion of the manner in which the Fund's price per share is determined.

     Historical and comparative yield information may be presented by the Fund.

                             ADDITIONAL INFORMATION

As used in this statement of additional information, when referring to the approvals to be obtained from shareholders, the term 'majority' means the vote of the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.


                              FINANCIAL STATEMENTS



The Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1995 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.


                 INFORMATION WITH RESPECT TO SECURITIES RATINGS


The following is a description of Standard & Poor's Ratings Group ('S&P') and Moody's Investors Service, Inc. ('Moody's') commercial paper and corporate bond ratings:


COMMERCIAL PAPER RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Paper rated A-1 must have the following characteristics:

--------------------------------------------------------------------------------
liquidity ratios are adequate to meet cash requirements, long-term senior debt is rated A or better, the issuer has access to at least two additional channels of borrowing, basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of 'AA' or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

CORPORATE BOND RATINGS

Bonds rated AA by S&P are judged by S&P to be high-grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA. Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest.

     Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies the numeral modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates that the security ranks in the higher end of this rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

--------------------------------------------------------
Contents
--------------------------------------------------------
Investment Objective and Policies                      2
--------------------------------------------------------
Management of the Fund                                 3
--------------------------------------------------------
Investment Advisory and Other Services                 6
--------------------------------------------------------
Portfolio Transactions                                 8
--------------------------------------------------------
Redemption and Exchange of Shares                      9
--------------------------------------------------------
Determination of Net Asset Value                       9
--------------------------------------------------------
Determination of Current and Effective Yields         10
--------------------------------------------------------
Additional Information                                11
--------------------------------------------------------
Financial Statements                                  11
--------------------------------------------------------
Information with Respect to Securities
  Ratings                                             11
--------------------------------------------------------



                                PaineWebber/
                                     Kidder,
                                     Peabody
                                        Cash
                                     Reserve
                                       Fund,
                                        Inc.



   Statement of
   Additional
   Information

   December 1, 1995

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements:


          Contained in Part A:



               Financial Highlights for each of the fiscal years in the ten year period ended July 31, 1995.



          Contained through incorporation by reference in Part B and filed with the Annual Report to Shareholders with the Securities and Exchange Commission on October 2, 1995 (EDGAR Accession No. 0000950117-95-000198):



             Schedule of Investments at July 31, 1995.



             Statement of Assets and Liabilities at July 31, 1995.



             Statement of Operations for the year ended July 31, 1995.



             Statements of Changes in Net Assets for the years ended July 31, 1994 and July 31, 1995.



               Financial Highlights for each of the fiscal years in the ten year period ended July 31, 1995.



               Report  of  Ernst  &  Young  LLP,  Independent  Auditors,   dated
               September 21, 1995.



          Contained   in   Part  B   through   incorporation  by   reference  to
     Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A as filed on November 25, 1994:



               Report of Deloitte & Touche LLP, Independent Auditors, dated September 9, 1994.


     (b) Exhibits:


EXHIBIT
NUMBER                                                   DESCRIPTION
-------  -----------------------------------------------------------------------------------------------------------
  1(a)   --Restatement  of Articles of Incorporation are incorporated  by reference to Exhibit 1 of Post-  Effective
           Amendment  No.  14 to  the Registration  Statement on  Form  N-1A, filed  on November  30, 1989,  and the
           Registrant's Articles of Amendment are incorporated by reference to Exhibit 1 of Post-Effective Amendment
           No. 17 to the Registration Statement on Form N-1A, filed on November 27, 1992.`D'
  1(b)   --Articles of Amendment, dated February 22, 1995.
  2      --Amended  By-Laws are  incorporated by reference to  Exhibit 2 of Post-Effective  Amendment No. 12 to  the
           Registration Statement on Form N-1A, filed on November 25, 1987.
  4      --Specimen  certificate  for  the Registrant's Common  Stock, par value  $.01 per share  is incorporated by reference to Exhibit 4 of the Registration Statement on Form N-1, filed on August 17, 1979.
  5(a)   --Form of Investment Advisory and Administration Agreement.
  5(b)   --Form of Sub-Advisory and Sub-Administration Agreement.
  6      --Distribution Agreement.
  8      --Custody  Agreement is incorporated by  reference to Exhibit 8 of  Post-Effective Amendment No. 14 to  the
           Registration Statement on Form N-1A, filed on November 30, 1989.
  9      --Transfer Agency Agreement.
 11(a)   --Consent of Ernst & Young LLP.
 11(b)   --Consent of Deloitte & Touche LLP.
 13      --Investment   representation  letter  is  incorporated  by reference  to  Exhibit 13  of  the Registration
           Statement on Form N-1A, filed on June 6, 1979.
 15(a)   --Plan  of Distribution pursuant to Rule 12b-1 dated December 20, 1988 and the amendment dated November 15,
           1989 are incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 14 to the Registration
           Statement on Form N-1A, filed on November 30, 1989.`D'
 15(b)   --Amendment to Plan of Distribution, dated January 30, 1995.
 16      --Schedule  of computation of each performance quotation provided in the Registration Statement in response to Item  22 is  incorporated  by reference  to  Exhibit 16  of Post-Effective  Amendment  No. 16  to  the
           Registration Statement on Form N-1A, filed on November 29, 1991.
 17      --Financial Data Schedule (filed as exhibit No. 27 pursuant to EDGAR rules).

EXHIBIT
NUMBER                                                   DESCRIPTION
-------  -----------------------------------------------------------------------------------------------------------
 18      --Powers of Attorney.
 27      --Financial Data Schedule.


------------


`D' Refiled pursuant to rules under EDGAR


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                                                                                 NUMBER OF RECORDHOLDERS
                                TITLE OF CLASS                                    AT NOVEMBER 21, 1995
------------------------------------------------------------------------------   -----------------------
Common Stock, par value $.01 per share........................................            56,022


ITEM 27. INDEMNIFICATION.

     Reference is made to Article Seventh of the Registrant's Restatement of Articles of Incorporation and Section 2-418 of the General Corporation Law of Maryland, as amended.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrants of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

     See 'Management of the Fund -- Manager and Investment Adviser' in the Prospectus and 'Investment Advisory and Other Services -- Manager and Investment Adviser' in the Statement of Additional Information.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     See 'Management of the Fund' in the Prospectus and 'Management of the Fund' and 'Investment Advisory and Other Services' in the Statement of Additional Information.



     I. PaineWebber Incorporated ('PaineWebber'), a Delaware corporation, is a registered investment adviser and is wholly owned by Paine Webber Group Inc. PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of PaineWebber is included in its Form ADV filed on March 31, 1995, with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.



     II. Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on April 3, 1995, with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.



     (a) PaineWebber serves as principal underwriter and/or investment adviser for the following other investment companies:



          PaineWebber CashFund, Inc.
          PaineWebber Managed Municipal Trust
          PaineWebber RMA Money Fund, Inc.
          PaineWebber RMA Tax-Free Fund, Inc.
          PaineWebber/Kidder, Peabody California Tax Exempt Money Fund


          PaineWebber/Kidder, Peabody Municipal Money Market
          Series -- Connecticut Series


          PaineWebber/Kidder, Peabody Municipal Money Market Series -- New Jersey Series
          PaineWebber/Kidder, Peabody Premium Account Fund



     (b) PaineWebber is the principal underwriter of the Registrant. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed March 31, 1995, with the Securities and Exchange Commission (registration number 801-7163), and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as directors or officers of the
Registrant:



        NAME AND PRINCIPAL                                                       POSITION AND OFFICES
         BUSINESS ADDRESS                 POSITION WITH REGISTRANT                 WITH UNDERWRITER
-----------------------------------  -----------------------------------  -----------------------------------
Margo N. Alexander                                President                   Director and Executive Vice
1285 Avenue of the Americas                                                            President
New York, NY 10019

Frank P.L. Minard                                 Director                             Director
1285 Avenue of the Americas
New York, NY 10019



     (c) None.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.


     All accounts,  books  and other  documents  required to  be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder are maintained at the offices of Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, the Fund, 1285 Avenue of the Americas, New York, New York 10019, and PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.


ITEM 31. MANAGEMENT SERVICES.


     Not Applicable.


ITEM 32. UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York, and State of New York, on the 30th day of November, 1995.



                             PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.



                                          By:    /S/ DIANNE E. O'DONNELL
                                             ...............................
                                                    DIANNE E. O'DONNELL,
                                                VICE PRESIDENT AND SECRETARY



     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.



                 SIGNATURE                                    TITLE                          DATE
-------------------------------------------   -------------------------------------   ------------------
          /s/ MARGO N. ALEXANDER*             President (Chief Executive Officer)     November 30, 1995
 ..........................................
            MARGO N. ALEXANDER

          /s/ JULIAN F. SLUYTERS              Vice President and Treasurer (Chief     November 30, 1995
 ..........................................     Financial and Accounting Officer)
            JULIAN F. SLUYTERS

          /s/ DAVID J. BEAUBIEN**             Director                                November 30, 1995
 ..........................................
             DAVID J. BEAUBIEN

       /s/ WILLIAM W. HEWITT, JR.**           Director                                November 30, 1995
 ..........................................
          WILLIAM W. HEWITT, JR.

          /s/ THOMAS R. JORDAN**              Director                                November 30, 1995
 ..........................................
             THOMAS R. JORDAN

         /s/ FRANK P.L. MINARD***             Director                                November 30, 1995
 ..........................................
             FRANK P.L. MINARD

           /s/ CARL W. SCHAFER**              Director                                November 30, 1995
 ..........................................
              CARL W. SCHAFER


------------


  * Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated July 21, 1995 and filed herewith.



 ** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
    March 8, 1995 and filed herewith.



*** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
    May 18, 1995 and filed herewith.

                    STATEMENT OF DIFFERENCES

The dagger shall be represented by ..................  'D'
The service mark shall be represented by ............ 'sm'

                                 EXHIBIT INDEX


 EXHIBIT
NUMBER                                                 DESCRIPTION                                              PAGE
-------  -----------------------------------------------------------------------------------------------------------
  1(a)   --Restatement   of   Articles  of  Incorporation  are  incorporated   by  reference  to  Exhibit  1  of
           Post-Effective Amendment No. 14  to the Registration  Statement on Form N-1A,  filed on November  30,
           1989,  and the  Registrant's Articles  of Amendment  are incorporated  by reference  to Exhibit  1 of
           Post-Effective Amendment No. 17  to the Registration  Statement on Form N-1A,  filed on November  27,
           1992.`D'.............................................................................................
  1(b)   --Articles of Amendment, dated February 22, 1995.......................................................
  5(a)   --Form of Investment Advisory and Administration Agreement.............................................
  5(b)   --Form of Sub-Advisory and Sub-Administration Agreement................................................
  6      --Distribution Agreement...............................................................................
  9      --Transfer Agency Agreement............................................................................
 11(a)   --Consent of Ernst & Young LLP.........................................................................
 11(b)   --Consent of Deloitte & Touche LLP.....................................................................
 15(a)   --Plan  of Distribution pursuant to Rule 12b-1 dated December 20, 1988 and the amendment dated November
           15,  1989 are incorporated  by reference to  Exhibit 6(b) of  Post-Effective Amendment No.  14 to the
           Registration Statement on Form N-1A, filed on November 30, 1989.`D'..................................
 15(b)   --Amendment to Plan of Distribution, dated January 30, 1995............................................
 17      --Financial Data Schedule (filed as exhibit No. 27 pursuant to EDGAR rules)............................
 18      --Powers of Attorney...................................................................................
 27      --Financial Data Schedule..............................................................................



------------



`D' Refiled pursuant to rules under EDGAR